UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21845

Ralph Parks Portfolio Trust

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10, Pittsford, NY 14534

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631 470-2616

Date of fiscal year end:

6/30

Date of reporting period: 6/30/07

Item 1.  Reports to Stockholders.

RALPH PARKS CYCLICAL EQUITY FUND

A Series of Ralph Parks Portfolios Trust

Annual Report

June 30, 2007

For More Information Call 1-877-261-5700

View Our Website at www.rpigllc.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

TO SHAREHOLDERS OF THE RALPH PARKS CYCLICAL EQUITY FUND

July 13, 2007

Dear Shareholders,

Lily Tomlin once said, “Man invented language to satisfy his deep need to complain”.

Your fund appears to have performed superbly, so far. If we continue to select stocks with appropriate slopes and pulses of confidence, Lily and her language would not fit us.

Year-to-Date through June 30, 2007 your fund appreciated 10.40% while its benchmark, the S&P 500 Total Return Index was up 6.96%. As of this writing the fund is up 15.78% and the S&P 500 Total Return Index is up 10.53%. Since inception your fund has appreciated 23.04%.

Looking ahead- all of the Adviser’s technical indicators are strong.

Stocks of sub-prime lenders fell apart well over a year ago. Current news is newspaper filler. To have winners you must have losers. Our economic system hasn’t had a big loser in some time. Film photography is a current loser to digital photography.

Dr. Benjamin Bernanke, Chairman of the Federal Reserve, to his credit, is attempting to stabilize our economy and let us, the market participants, determine life’s direction by what and how we buy and sell. Individual lifestyles are more powerful than any Federal Reserve action or speech.

The Adviser’s job is to see where the economic strengths are by using chart patterns. Sounds simple. We listen with our eyes. How you vote with your spendable dollars, euros or yen determines corporate profits or losses and the stock patterns we invest in. As one of our clients say, we do “Scientific Investing”.

We like our game plan. If you do too, tell a friend. We need to grow the fund.

Oops- guess Lily Tomlin was right.

Happy Summer.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The Fund's total annual net operating expenses for the Ralph Parks Cyclical Equity Fund are 3.00%. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877-261-5700.

The Fund charges a 2% redemption fee on shares held less than 90 days.

Inception Date of the Fund is August 25, 2006

The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Ralph Parks Cyclical Equity Fund. This and other important information about the Ralph Parks Cyclical Equity Fund is contained in the prospectus, which can be obtained by calling 877-261-5700. The prospectus should be read carefully before investing. The Ralph Parks Cyclical Equity Fund is distributed by Aquarius Fund Distributors, LLC member FINRA/SIPC.

0840-AFD-8/30/2007

Ralph Parks Cyclical Equity Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2007

The Fund's performance figures* for the period ended June 30, 2007, as compared to its benchmark:

	Six Months	Inception**
Ralph Parks Cyclical Equity Fund	10.40%	17.31%
S&P 500 Total Return Index	6.96%	17.93%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

** Inception date is August 25, 2006

Top Holdings by Industry		% of Net Assets
Commercial Services		6.3%
Telecommunications		6.1%
Pipelines		5.6%
Chemicals		5.4%
Retail		5.3%
Healthcare Products		5.3%
Media		5.2%
Transportation		4.5%
Internet		4.4%
Food		4.2%
Other, Cash & Cash Equivalents		47.7%
		100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2007
	Shares		Value
		COMMON STOCKS - 98.0%

		AEROSPACE/DEFENSE - 2.1%
	15,785	Edac Technologies Corp. *	$ 146,485
	1,972	EDO Corp.	64,820
	3,619	Innovative Solutions & Support, Inc. *	84,033
	9,171	SIFCO Industries, Inc. *	171,681
			467,019
		AGRICULTURE - 0.5%
	11,400	Alliance One International, Inc. *	114,570

		APPAREL - 0.3%
	1,599	Coach, Inc. *	75,777

		AUTO PARTS & EQUIPMENT - 1.2%
	3,829	Goodyear Tire & Rubber Co. *	133,096
	3,888	Titan International, Inc.	122,900
			255,996
		BANKS - 0.6%
	2,150	Creditcorp Ltd.	131,516

		BIOTECHNOLOGY - 1.1%
	21,822	BioSante Pharmaceuticals, Inc. *	138,133
	2,627	Myriad Genetics, Inc. *	97,698
			235,831
		BUILDING MATERIALS - 0.4%
	2,716	Lennox International, Inc.	92,969

		CHEMICALS - 5.4%
	1,350	Akzo Nobel NV, ADR	115,871
	3,600	Albemarle Corp.	138,708
	3,205	Celanese Corp. - Series A	124,290
	5,306	Monsanto Co.	358,367
	2,789	Mosaic Co. *	108,827
	653	Sociedad Quimica y Minera de Chile SA ADR	112,342
	5,447	Terra Industries, Inc. *	138,463
	4,269	W. R. Grace & Co. *	104,548
			1,201,416

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Continued)
	Shares		Value
		COAL - 1.0%
	3,734	Alliance Holdings GP LP	$ 111,124
	1,505	Yanzhou Coal Mining, Co. Ltd. - ADR	114,425
			225,549
		COMMERCIAL SERVICES - 6.3%
	2,192	Capella Education Co. *	100,898
	3,983	Cenveo, Inc. *	92,366
	4,589	Cornell Cos., Inc. *	112,706
	1,560	Corrections Corp. of America *	98,451
	6,358	Diamond Management & Technolgy Consultants, Inc.	83,926
	6,120	FirstService Corp. *	220,442
	6,458	PRG - Schultz International, Inc. *	102,682
	8,518	Premier Exhibitions, Inc. *	134,244
	3,870	Quanta Services, Inc. *	118,693
	12,129	Stewart Enterprises, Inc.	94,485
	12,625	Transcend Services, Inc. *	238,991
			1,397,884
		COMPUTERS - 3.4%
	571	Apple, Inc. *	69,685
	3,115	Ceridian Corp. *	109,025
	12,115	China Expert Technology, Inc. *	86,016
	634	Reasearch In Motion Ltd. *	126,794
	13,810	Simulations Plus, Inc. *	126,776
	12,064	Unisys Corp. *	110,265
	4,311	Telvent GIT SA	113,207
			741,768
		DISTRIBUTION - 1.4%
	9,260	Beijing Med-Pharm Corp. *	98,804
	2,960	Global Partners LP	106,382
	1,678	United Stationers, Inc. *	111,822
			317,008
		ELECTRIC - 3.9%
	1,040	Constellation Energy Group, Inc.	90,657
	1,822	Edison International	102,251
	1,348	FPL Group, Inc.	76,485
	2,526	Mirant Corp. *	107,734
	6,021	Reliant Energy, Inc. *	162,266
	5,607	Suez - ADR	321,393
			860,786
	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Continued)
	Shares		Value
		ELECTRICAL COMPONENTS & EQUIPMENT - 3.0%
	21,174	Chapeau, Inc. *	$ 88,084
	3,454	Energizer Holdings, Inc. *	344,018
	1,526	Garmin Ltd.	112,878
	1,425	General Cable Corp. *	107,944
			652,924
		ENERGY - ALTERNATE SOURCES - 0.1%
	1,200	Covanta Holding Corp. *	29,580

		ENGINEERING & CONSTRUCTION - 0.9%
	3,986	ABB Ltd. - ADR	90,084
	1,736	KHD Humboldt Wedag International Ltd. *	106,764
			196,848
		ENTERTAINMENT - 0.5%
	14,172	VCG Holdings Corp. *	114,793

		EQUITY FUNDS - 2.8%
	10,784	iShares MSCI Belgium Index Fund	298,932
	10,249	iShares MSCI Netherlands Index Fund	311,057
	45	Pharmaceutical HOLDRs Trust	3,674
			613,663
		FINANCIAL - CLOSED END FUNDS - 1.3%
	3,005	JF China Region Fund, Inc.	65,960
	8,880	Tri-Continental Corp.	231,058
			297,018
		FOOD - 4.2%
	7,511	Cal-Maine Foods, Inc.	123,030
	4,001	Heinz (H.J.) Co.	189,927
	24,031	Koninklijke Ahold - ADR *	300,868
	2,563	M & F Worldwide Corp. *	170,645
	3,538	Perdigao SA - ADR	135,222
			919,692
		FOREST PRODUCTS & PAPER - 1.0%
	3,300	Rock - Tenn Co.	104,676
	3,805	Schweitzer-Mauduit International, Inc.	117,955
			222,631
	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Continued)
	Shares		Value
		GAS - 1.3%
	1,500	Energen Corp.	$ 82,410
	2,071	Northwest Natural Gas Co.	95,659
	3,292	Southern Union Co.	107,286
			285,355
		HEALTHCARE - PRODUCTS - 5.3%
	5,771	Baxter International, Inc.	325,138
	3,000	Cytyc Corp. *	129,330
	13,723	HemoSense, Inc. *	122,135
	2,066	Hillenbrand Industries, Inc.	134,290
	12,525	Osteotech, Inc. *	90,180
	11,110	Sonic Innovations, Inc *	97,213
	1,275	Stryker Corp.	80,440
	8,940	Tutogen Medical, Inc. *	89,311
	1,124	Zimmer Holdings, Inc. *	95,416
			1,163,453

		HEALTHCARE - SERVICES - 0.5%
	4,171	American Dental Partners, Inc. *	108,321

		HOUSEWARES - 0.5%
	15,007	Vitro SA de CV - ADR	118,705

		INSURANCE - 1.3%
	1,482	Metlife, Inc.	95,559
	2,100	Odyssey Re Holdings Corp.	90,069
	3,852	Max Capital Group Ltd.	109,012
			294,640
		INTERNET - 4.4%
	2,313	Blue Coat Systems, Inc. *	114,540
	8,018	Cogent Communications Group, Inc. *	239,498
	6,530	HLTH Corp. *	91,485
	2,391	IAC/InterActiveCorp. *	82,753
	6,866	Keynote Systems, Inc. *	112,602
	17,456	MIVA, Inc. *	113,464
	4,639	Global Sources Ltd. *	105,305
	2,622	Sina, Corp./China *	109,757
			969,404

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Continued)
	Shares		Value
		IRON / STEEL - 0.8%
	4,687	AK Steel Holding Corp. *	$ 175,153

		MEDIA - 5.2%
	5,037	Discovery Holdings Co. *	115,801
	895	Liberty Media Corp. *	105,324
	6,400	Lin TV Corp *	120,384
	1,579	Meredith Corp.	97,266
	2,024	Reed Elsevier Plc - ADR	104,641
	9,260	Rogers Communications, Inc. - Class B	393,457
	6,435	Sinclair Broadcast Group - Class A	91,506
	2,349	John Wiley & Son, Inc.	113,433
			1,141,812
		MINING - 1.3%
	13,316	Cumberland Resources Ltd. *	89,350
	9,504	Hecla Mining Co. *	81,069
	21,905	RIO Narcea Gold Mines Ltd. *	110,182
			280,601
		MISCELLANEOUS MANUFACTURING - 2.1%
	2,203	Barnes Group, Inc.	69,791
	10,217	GP Strategies Corp. *	111,365
	1,461	Pall Corp.	67,192
	1,385	Teleflex, Inc.	113,265
	1,987	Ingersoll-Rand Co. Ltd.	108,927
			470,540
		OIL & GAS - 1.7%
	1,329	Atlas America, Inc.	71,407
	1,530	Marathon Oil Corp.	91,739
	2,608	Penn Virginia Corp.	104,842
	2,015	Western Refining, Inc.	116,467
			384,455
		OIL & GAS SERVICES - 2.1%
	2,756	Global Industries Ltd. *	73,916
	3,034	Markwest Hydrocarbon, Inc.	174,243
	1,058	National Oilwell Varco, Inc. *	110,286
	3,333	Willbros Group, Inc. *	98,923
			457,368

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Continued)
	Shares		Value
		PACKAGING & CONTAINERS - 2.1%
	1,189	Ball Corp.	$ 63,219
	3,486	Owens-Illinois, Inc. *	122,010
	8,910	Pactiv Corp. *	284,140
			469,369
		PHARMACEUTICALS - 1.1%
	21,730	CytRx Corp. *	67,798
	2,948	Schering Plough Corp.	89,737
	1,134	Shire PLC - ADR	84,063
			241,598
		PIPELINES - 5.6%
	2,594	Boardwalk Pipeline Partners LP	92,035
	1,735	Enbridge Energy Partners LP	96,379
	2,714	Energy Transfer Equity LP	115,318
	3,088	Enterprise Products Partners LP	98,229
	1,907	Kinder Morgan Energy Partners LP	105,247
	1,908	Kinder Morgan Management, LLC *	99,025
	2,122	Magellan Midstream Partners LP	98,843
	1,500	NuStar Energy LP	102,750
	2,100	ONEOK, Inc.	105,861
	1,753	Plains All American Pipeline LP	111,578
	2,006	Questar Corp.	106,017
	2,200	Williams Partners LP	106,216
			1,237,498

		RETAIL - 5.3%
	1,163	Autozone, Inc. *	158,889
	2,097	Buckle, Inc.	82,622
	2,694	Dollar Tree Stores, Inc. *	117,324
	9,981	LJ International, Inc. *	108,394
	6,462	McDonalds Corp.	328,011
	17,570	Noble Romans, Inc. *	130,018
	6,020	PC Mall, Inc. *	73,625
	5,273	PEP Boys-Manny Moe & Jack	106,304
	12,134	Rite Aid Corp. *	77,415
			1,182,602

	See accompanying notes to financial statements.

	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2007 (Continued)
	Shares		Value
		SEMICONDUCTOR - 2.2%
	2,427	ASM International NV *	$ 64,971
	11,353	Aixtron AG - ADR *	98,771
	5,973	Infineon Technologies - ADR *	98,734
	10,122	ON Semiconductor Corp. *	108,508
	10,802	Siliconware Precision Industrial Co. - ADR	118,822
			489,806
		SOFTWARE - 2.2%
	11,900	Bsquare Corp. *	70,805
	931	Dun & Bradstreet Corp.	95,874
	7,015	EPIQ Systems, Inc. *	113,362
	5,617	Unica Corp. *	92,681
	4,618	Versant Corp. *	111,386
			484,108
		TELECOMMUNICATIONS - 6.1%
	5,642	A T & T, Inc.	234,143
	1,574	America Movil SAB de CV - ADR	97,477
	6,918	C-COR, Inc. *	97,267
	6,927	D&E Communications, Inc.	127,041
	1,641	Embarq Corp.	103,990
	4,640	Hellenic Telecom Org. - ADR	72,152
	1,723	Loral Space and Communications, Inc. *	84,909
	3,872	Nokia OYJ - ADR	108,842
	5,371	Novatel Wireless, Inc. *	139,753
	3,743	NTELOS Holding Corp.	103,457
	5,773	Partner Communications -ADR	93,176
	9,908	Sonus Networks, Inc. *	84,416
			1,346,623
		TOYS/GAMES/HOBBIES - 0.6%
	5,675	Mattel, Inc.	143,521

	See accompanying notes to financial statements.

	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2007 (Continued)
	Shares		Value
		TRANSPORTATION - 4.5%
	4,906	Eagle Bulk Shipping, Inc.	$ 109,943
	5,220	Excel Maritime Carriers Ltd.	131,440
	630	Genco Shipping & Trading Ltd.	25,994
	5,859	Golar LNG Ltd.	97,611
	4,579	International Shipholding Corp. *	92,221
	12,143	Navios Maritime Holdings, Inc.	146,687
	4,690	Omega Navigation Enterprise, Inc.	102,008
	6,786	Quintana Maritime Ltd.	107,354
	6,500	TBS International Ltd. *	184,600
			997,858
		WATER - 0.4%
	2,129	Pico Holdings, Inc. *	92,101

		TOTAL COMMON STOCKS (Cost $18,778,659)	21,700,129

	Contracts	OPTIONS - 0.3%
	108	S&P 500 Index Puts @1375 Expire August 2007 (Cost $ 78,973)	72,360

	Shares	SHORT-TERM INVESTMENTS - 1.4%
	303,244	BNY Hamilton Fund, Premier Class, 4.93%, 4/2/07 **(Cost $303,244)	303,244

		TOTAL INVESTMENTS - 99.7% (Cost $19,160,876) (a)	$ 22,075,733
		OTHER ASSETS & LIABILITIES - 0.3%	69,210
		NET ASSETS - 100.0%	$ 22,144,943

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,161,043 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 3,153,137
	Unrealized depreciation (238,447)
	Net unrealized appreciation $ 2,914,690

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2007.
ADR - American Depositary Receipts

	See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

ASSETS
Investment securities:
At cost	$ 19,160,876
At value	$ 22,075,733
Receivable for securities sold	98,845
Dividends receivable	20,578
Prepaid expenses and other assets	29,004
TOTAL ASSETS	22,224,160

LIABILITIES
Investment advisory fees payable	34,769
Accrued expenses and other liabilities	44,448
TOTAL LIABILITIES	79,217
NET ASSETS	$ 22,144,943

Net Assets Consist Of:
Paid in capital [without par value, unlimited shares authorized]	$ 19,365,484
Accumulated net realized loss from security transactions	(135,398)
Net unrealized appreciation of investments	2,914,857
NET ASSETS	$ 22,144,943

Shares of beneficial interest outstanding	1,895,282

Net asset value, offering and redemption price per share (a)	$ 11.68

(a) Redemptions made within 90 days of purchase may be be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2007 (a)

INVESTMENT INCOME
Dividends	$ 302,421

EXPENSES
Investment advisory fees	396,283
Administrative services fees	37,288
Trustees' fees and expenses	34,466
Transfer agent fees	22,713
Registration fees	18,997
Accounting services fees	18,993
Audit Fees	14,114
Printing and postage expenses	14,114
Insurance expense	9,291
Compliance Officer fees	9,081
Legal fees	6,694
Custodian fees	5,480
Other expenses	3,199
TOTAL EXPENSES	590,713

Fees waived/reimbursed by the Adviser	(194,430)
NET EXPENSES	396,283
NET INVESTMENT LOSS	(93,862)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(141,279)
Distributions of realized gains from underlying investment companies	28,608
Net change in unrealized appreciation of investments	2,914,857
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,802,186

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 2,708,324

(a) The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
June 30,
2007 (a)
FROM OPERATIONS
Net investment loss	$ (93,862)
Net realized loss from security transactions	(141,279)
Distributions of realized gains from underlying investment companies	28,608
Net change in unrealized appreciation (depreciation) of investments	2,914,857
Net increase in net assets resulting from operations	2,708,324

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(24,174)
From net investment income	(38,276)
Net decrease in net assets from distributions to shareholders	(62,450)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,221,686
Net asset value of shares issued in reinvestment distributions	62,450
Payments for shares redeemed	(897,624)
Redemption fee proceeds	12,557
Net increase in net assets from capital share transactions	19,399,069

TOTAL INCREASE IN NET ASSETS	22,044,943

NET ASSETS
Beginning of Period	100,000
End of Period	$ 22,144,943

SHARES ACTIVITY
Shares Sold	1,964,899
Shares Reinvested	5,897
Shares Redeemed	(85,514)
Net increase in shares of beneficial interest outstanding	1,885,282

(a) The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.

See accompanying notes to financial statements.

Ralph Parks Cyclical Equity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the
	Period Ended
	June 30, 2007 (1,2)

Net Asset Value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss	(0.07)
Net realized and unrealized
gain on investments	1.79
Total from investment operations	1.72

Paid-in-Capital From
Redemption Fees	0.01

Less distributions from:
Net investment income	(0.03)
Net realized gains	(0.02)
Total distributions	(0.05)

Net Asset Value, end of period	$ 11.68

Total return (3,4)	17.31%

Net Assets, at end of period	$22,144,943

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets	4.47%	(5)
Ratio of net expenses to average
net assets	3.00%	(5)
Ratio of net investment income (loss)
to average net assets	(0.71%)	(5)

Portfolio Turnover Rate	101%	(4)

(1) The Ralph Parks Cyclical Equity Fund commenced operations on August 25, 2006.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized
(5) Annualized.

See accompanying notes to financial statements.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2007

1.

ORGANIZATION

Ralph Parks Cyclical Equity Fund (the “Fund”) is a series of Ralph Parks Portfolios Trust, a Delaware statutory Trust (the “Trust”) organized on January 25, 2006,  and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.   The Fund seeks to maximize long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures approved by the Board.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Management expects that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2007, cost of purchases and proceeds from sales of portfolio securities, other than option transactions, short-term investments and U.S. Government securities, amounted to $33,424,743 and $14,482,090 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Ralph Parks Investment Group, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. Certain Trustees and officers of the Fund are also officers of the Adviser, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 3.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, until December 31, 2007, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding interest, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of acquired funds or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 3.00% per annum of the Fund’s average daily net assets.   From such time as the Fund’s net assets reach $40 million, the agreement provides that the annual Fund operating expenses shall not exceed 3.25% per annum of the Fund’s average daily net assets, provided however that, for the year in which the Fund’s net assets first reach $40 million, the annual Fund operating expenses do not exceed 3.00% for that entire year.   During the period ended June 30, 2007, the Adviser waived fees totaling $194,430.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 3.00% of average daily net assets, the Adviser will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 3.00% of average daily net assets. If Fund Operating Expenses subsequently exceed 3.00% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).    No reimbursement will be paid to the Adviser in any fiscal quarter unless the Trust’s Board of Trustees has determined in advance that such reimbursement is in the best interests of the Fund and its shareholders. As of June 30, 2007 the Adviser has $194,430 of waived expenses that may be recovered no later June 30, 2010.

The Fund has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that from such time as the Fund’s net assets reach $40 million, a monthly service fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) and/or the Adviser, to provide compensation for ongoing services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. For the period ended June 30, 2007, no fees were accrued under the Plan.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $1,000. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the period ended June 30, 2007, the Fund assessed $12,557 in redemption fees.

RALPH PARKS CYCLICAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of June 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales. In addition, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $141,844 of such capital loss.

Permanent book and tax differences due to net operating loss, reclassification of income and short term capital gain distributions to satisfy excise tax, resulted in reclassification for the period ended June 30, 2007 as follows: a decrease in paid in capital of $133,585, an increase in accumulated net investment income (loss) of $132,138, and an increase in accumulated net realized gain (loss) from security transactions of $1,447.

7.    SUBSEQUENT EVENT

Effective, July 2, 2007 (the “Effective Date”), the Board approved certain changes to the structure of fees and expenses for the Fund.  As of the Effective Date, a sales charge will be imposed on all prospective shareholders subject to certain exceptions. The sales charge will be expressed as a percentage of the Fund’s offering price and will vary depending on the level of investment, with a maximum charge of 5.75%. The Board also approved a reduction in the annual investment advisory fee paid to the Adviser to 1.50% from 3.00% annually as of the Effective Date.

The Fund has entered into a $5,000,000 Line of Credit and Security Agreement (the “Agreement”), which expires June 30, 2008. Under the terms of the Agreement the Fund may borrow up to its line of credit, using Fund securities as collateral. The Fund pays a variable rate interest payment based on the New York Prime Rate, as published in the Wall Street Journal, to the lender.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Ralph Parks Portfolios Trust

and the Shareholders of the Ralph Parks Cyclical Equity Fund

In planning and performing our audit of the financial statements of the Ralph Parks Cyclical Equity Fund, a series of shares of beneficial interest of the Ralph Parks Portfolios Trust, as of and for the period ended June 30, 2007, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered its internal control over financial reporting, including control activities for safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.

The management of the Ralph Parks Cyclical Equity Fund is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America.  Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A significant deficiency is a deficiency, or combination of deficiencies, in internal control over financial reporting that is less severe than a material weakness, yet important enough to merit attention by those responsible for oversight of the Fund’s financial reporting.  A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be significant deficiencies or material weaknesses under standards established by the Public Company Accounting Oversight Board (United States).  However, we noted no deficiencies in the internal control over financial reporting and its operations, including controls for safeguarding securities that we consider to be material weaknesses, as defined above, as of June 30, 2007.

This report is intended solely for the information and use of management, the shareholders and the Board of Trustees of the Ralph Parks Cyclical Equity Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

July 26, 2007

Ralph Parks Cyclical Equity Fund

EXPENSE EXAMPLES

June 30, 2007 (Unaudited)

As a shareholder of the Ralph Parks Cyclical Equity Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Ralph Parks Cyclical Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Ralph Parks Cyclical Equity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Ralph Parks Cyclical Equity Fund	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period 1/1/07 – 6/30/07*	Expense Ratio During Period **
Actual	$1,000.00	$1,104.00	$15.74	3.00%

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period 1/1/07 – 6/30/07*	Expense Ratio During Period **
Hypothetical (5% return before expenses)	$1,000.00	$1,009.97	$15.03	3.00%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

RALPH PARKS CYCLICAL EQUITY FUND

SUPPLEMENTAL INFORMATION

June 30, 2007 (Unaudited)

           The following table contains basic information regarding the Trustees and Officers, respectively that oversee operations of the Fund.

Unless otherwise noted, the address of each Trustee and Officer is Meadowgate Office Park 101 Sully’s Trail, Building 10 Pittsford, New York 14534.

Independent Trustees

Name, Address and Age	Position*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
Stephen Hill (46)	Trustee	President AIQ Systems, 2005 – Present. Vice President AIQ Systems 1999-2004	1
John Horvath (77)	Trustee	Retired, 1991; formerly a Partner, Arthur Andersen & Company.	1
Linda Postler (66)	Trustee	Retired, 1995; Partner Avon Development 1994-present.	1
Felix Rivera (43)	Trustee	Director of Portfolio Management Services, The Biondo Group, 2004 – Present; Senior Vice President and Chief Technology Officer, Salomon Smith Barney, 1988 – 2004.	1
Kelly Shea (58)	Trustee	President, The Landmark Group of Brighton, Inc. 1984 – Present.	1
Richard Thomson (71)	Trustee	Retired, 2002; Chairman/CEO, Harvey Research, Inc., 1995 – 2002.	1

Interested Trustees and Officers

Name, Address and Age	Position*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
Ralph Parks (69)**	President, Chief Executive Officer and Chief Investment Officer; Interested Trustee	President, Chief Executive Officer and Chief Investment Officer, Ralph Parks Investment Group, LLC, November 2005 – Present; Senior Vice President, Smith Barney Citigroup, 1993 – 2005.	1
Nancy P. Geary (43)**	Trustee	Homemaker, 1997 - Present; formerly the Director of Sampling and Projection Department, Information Resources, Inc.	1

RALPH PARKS CYCLICAL EQUITY FUND

SUPPLEMENTAL INFORMATION (Continued)

June 30, 2007 (Unaudited)

Interested Trustees and Officers (Continued)

Name, Address and Age	Position*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
Gina Griffo (38)	Secretary	Executive Vice President & Portfolio Manager, Ralph Parks Investment Group, LLC, November 2005 – Present; Portfolio Management Associate, Smith Barney Citigroup, 1998 – 2005.	N/A
Mike Wagner (56) 450 Wireless Blvd. Hauppauge, New York, 11788	Chief Compliance Officer	President (4/06-present) and Chief Operating Officer (9/04–3/06) of Fund Compliance Services, LLC; President and Manager, Gemini Fund Services, LLC (4/04-3/06); Director of Constellation Trust Company	N/A
Rajiv Dixit (28)	Treasurer	Chief Operating Officer, Ralph Parks Investment Group, LLC, November 2005-Present; Director, Campus Ventures, 2003-2005; Student, 2001-2003.	N/A

____________________

* The term of office of each Trustee listed above began during the year 2006 and will continue indefinitely.

**

Ralph Parks is Nancy P. Geary’s father.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-261-5700.

Ralph Parks Cyclical Equity Fund

SUPPLEMENTAL INFORMATION

June 30, 2007 (Unaudited)

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with the organizational Board meeting held on June 1, 2006 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Ralph Parks Investment Group, LLC (“RPIG” or the “Adviser”), on behalf of the Ralph Parks Cyclical Equity Fund (the “Fund”).  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Adviser’s management of the relationships with the Fund’s  custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the performance indices and benchmarks chosen by the Adviser, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to the Fund’s shareholders.

In their consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by RPIG to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategies.  The Board evaluated RPIG’s investment management experience, noting particularly the experience of RPIG’s key personnel, and RPIG’s management resources and financial condition.  The Board reviewed the Adviser’s historical performance with respect to separate accounts managed by the Adviser, and noted that the Fund’s portfolio manager has 35 years’ experience in the industry.  The Board discussed the Fund’s unique investment style which the Adviser believes will position the Fund as an alternative investment for its investors.  The Board noted that the Adviser has a proprietary technical analysis system which it relies upon to provide portfolio management services to the Fund.  The Board also noted that neither the Fund nor the Adviser has any soft dollar arrangements.  The Board concluded that the nature and the extent of the Adviser’s services were satisfactory.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Expenses. The Board noted that the Adviser would charge a 3.00% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the proposed active management strategy of the Fund.  The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until December 31, 2007, to ensure that Net Annual Fund Operating Expenses will not exceed 3.00% of the average daily net assets of the Fund’s shares and found it to be beneficial to shareholders.  The Board also noted that From such time as the Fund’s net assets reach $40 million, the expense limitation agreement provides that the annual fund operating expenses shall not exceed 3.25% of average daily net assets, provided however that, for the year in which the Fund’s net assets first reach $40 million, the annual fund operating expenses do not exceed 3.00% for that entire year.  The Trustees concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of services the Fund expected to receive from the Adviser, the active management strategy of the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability. The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits to be realized by the Adviser from sources other than the Agreement.  This included fund brokerage to any brokers affiliated with the Adviser, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the Fund’s current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from RPIG as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Advisory Agreement.

TAX INFORMATION

June 30, 2007 (Unaudited)

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keough-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-261-5700 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-261-5700.

INVESTMENT ADVISOR

Ralph Parks Investment Group, LLC

Meadowgate Office Park

101 Sully’s Trail, Building 10

Pittsford, New York 14534

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that John Horvath is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

FY 06/30/07

$13,000

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 06/30/07

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 06/30/07

$2,000

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 06/30/07

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

0%

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 06/30/2007

$0

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Ralph Parks Portfolio Trust

By (Signature and Title)

*

Ralph Parks

/s/ Ralph Parks, President

Date    9/7/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

Ralph Parks

/s/ Ralph Parks, President

Date    9/7/07

By (Signature and Title)

*

Rajiv N. Dixit

Rajiv N. Dixit, Treasurer

Date    9/7/07

* Print the name and title of each signing officer under his or her signature.